Discontinued operation	12 Months Ended
Dec. 31, 2024
Discontinued operation
Discontinued Operation

3. Discontinued operation

Effective from June 12, 2024, the Company disposed of its entire ownership interest in relevant subsidiaries and the VIE, which engaged in the provision of microfinance business, to a third party.

Financial performance and cash flow information of discontinued operations is set out below.

	For the Year Ended December 31,
	2023 RMB	2024 RMB
	(amount in thousands)

Interest income on loans	11,218	-

Interest expenses on loans	(18,088)	-
Business related taxes and surcharges	(405)	-
Total interest expense	(18,493)	-

Net interest income/(loss)	(7,275)	-
Credit impairment losses	(373,647)	-
Net interest income / (loss) after credit impairment losses	(380,922)	-

Non-interest and other income	-	-

Operating costs and expenses
General and administrative	(4,497)	-
Total operating costs and expenses	(4,497)	-

Loss before income taxes	(385,419)	-
Income tax expense	-	-
Net loss	(385,419)	-

Loss attributable to:
Equity holders of the Company	(308,335)	-
Non-controlling interest	(77,084)	-
Net loss	(385,419)	-

For the Year Ended December 31,
	2023 RMB	2024 RMB
(amount in thousands)

Net cash used in operation activities	-	-

Net cash used in investing activities	-	-
Net cash generated from financing activities	-	-
Net increase/(decrease) in cash generated by discontinued operations	-	-

The carrying amount of assets and liabilities as at the date of disposal were:

As at June 12, 2024
Cash, cash equivalents and restricted cash	167
Loans receivable, net of credit impairment losses	193,682
Prepaid expenses	17,766
Property, plant and equipment	36,325
Intangible asset	4
Total assets	247,944

Loans payable	161,439
Salary and benefit payable	11,628
Income taxes payable	32,477
Interest payable	90,898
Other payable	26,000
Total current liabilities	322,442

Net assets	(74,498)
Attributable to:
Equity holders of the Company	(59,598)
Non-controlling interests	(14,900)
(74,498)